Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2013, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2014	26,421	29,375	3,477	37,936	97,209
2015	12,805	2,019	1,692	2,003	18,519
2016	6,054	259	423	897	7,633
2017	3,150	86	—	478	3,714
Beyond 2017	16,163	—	—	139	16,302
	64,593	31,739	5,592	41,453	143,377

Summary of company's commitments under several license contracts

As of December 31, 2013, the Company’s outstanding commitments under these license agreements totaled RMB670.0 million which can be summarized as follows (in millions):

RMB
2014	557.4
2015	107.8
2016	4.8
Total	670.0